(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATION (Schedule of Earnings Per ADS) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings/(loss) per ADS (US Dollars) - discontinued operations	$ 0.00	$ (0.02)	$ 0.00
Diluted earnings/(loss) per ADS (US Dollars) - discontinued operations	0.00	(0.02)	0.00
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings/(loss) per ADS (US Dollars) - discontinued operations	0.00	0.00	0.00
Diluted earnings/(loss) per ADS (US Dollars) - discontinued operations	$ 0.00	$ 0.00	$ 0.00